Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (100.7%)
Aerospace and Defense (1.4%)
$800	TransDigm, Inc., Global Company Guaranteed Notes (Callable
	03/15/22 @ 103.75)(1)	(B-, B3)	03/15/27	7.500	$775,400
1,250	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable
	03/15/22 @ 103.13)(2)	(B+, Ba3)	03/15/26	6.250	1,252,340
					2,027,740
Auto Parts & Equipment (2.4%)
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 11/15/21 @ 102.81)(2)	(CCC+, Caa1)	11/15/26	5.625	960,105
625	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(2)	(BB-, B3)	10/01/25	5.000	503,125
2,310	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/15/22 @ 104.25)(2)	(CCC+, B3)	05/15/27	8.500	2,028,065
					3,491,295
Building & Construction (2.4%)
400	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 02/15/22 @ 103.75)(2)	(B+, B3)	02/15/25	7.500	385,000
1,025	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable
	05/01/21 @ 102.81)(2)	(BB, Ba3)	05/01/26	5.625	951,756
1,135	Williams Scotsman International, Inc. Rule 144A, Senior Secured
	Notes (Callable 05/01/20 @ 103.94)(2)	(B, B3)	12/15/22	7.875	1,116,767
1,100	Williams Scotsman International, Inc., Rule 144A, Senior Secured
	Notes (Callable 08/15/20 @ 103.44)(2)	(B, B3)	08/15/23	6.875	1,010,620
					3,464,143
Building Materials (6.3%)
1,455	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20
	@ 104.13)(2)	(BB, B1)	10/01/24	5.500	1,416,799
325	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable
	08/15/20 @ 103.06)(2)	(B-, Caa2)	08/15/25	6.125	304,678
1,050	Installed Building Products, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 02/01/23 @ 102.88)(2)	(B+, B3)	02/01/28	5.750	1,009,094
1,650	James Hardie International Finance DAC, Rule 144A, Company
	Guaranteed Notes (Callable 01/15/23 @ 102.50)(2)	(BB, Ba1)	01/15/28	5.000	1,573,345
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable
	12/15/22 @ 102.44)(2)	(BB-, B1)	12/15/27	4.875	445,521
2,950	Omnimax International, Inc., Rule 144A, Senior Secured Notes
	(Callable 04/15/20 @ 100.00)(2)	(CCC-, Caa1)	08/15/20	12.000	2,108,992
2,450	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes
	(Callable 04/30/20 @ 102.25)(1),(2)	(CCC+, Caa1)	05/15/23	9.000	1,702,750
405	Summit Materials Finance Corp., Global Company Guaranteed Notes
	(Callable 04/15/20 @ 101.53)	(BB, B3)	07/15/23	6.125	402,469
					8,963,648
Cable & Satellite TV (5.3%)
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	690,990
850	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes
	(Callable 02/01/23 @ 102.69)(2)	(BB, Ba3)	02/01/28	5.375	872,922
594	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes
	(Callable 04/13/20 @ 102.69)(2)	(BB, Ba3)	07/15/23	5.375	597,710
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes
	(Callable 04/15/22 @ 102.75)(2)	(BB, Ba3)	04/15/27	5.500	52,022
500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes
	(Callable 05/15/21 @ 102.75)(2)	(BB, Ba3)	05/15/26	5.500	520,659
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes
	(Callable 10/15/20 @ 103.31)(2)	(BB, Ba3)	10/15/25	6.625	423,512
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable
	10/15/20 @ 105.44)(2)	(B, B3)	10/15/25	10.875	364,103
1,023	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes
	(Callable 08/15/22 @ 102.69)(2)	(B, B3)	08/15/27	5.375	999,223
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured
	Notes (Callable 12/01/22 @ 102.75)(2)	(BB-, Ba3)	03/01/28	5.500	1,323,000
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured
	Notes (Callable 04/15/22 @ 102.50)(2),(3)	(BB-, Ba3)	04/15/27	5.000	593,769

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$ 1,214	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @
	102.75)(2)	(B+, B1)	01/15/27	5.500	$1,220,738
					7,658,648
Chemicals (7.0%)
1,500	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/04/20 @ 103.13)(2)	(CCC, Caa1)	02/01/25	6.250	1,389,375
1,700	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior
	Unsecured Notes (Callable 05/01/20 @ 102.00)(2),(4)	(CCC, Caa1)	06/01/23	8.750	1,544,866
500	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 04/15/21 @ 102.75)(2)	(BB, B1)	04/15/26	5.500	469,271
1,440	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable
	02/01/21 @ 102.25)(2)	(NR, Ba3)	02/01/26	4.500	1,358,701
1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 04/30/21 @ 102.88)(2)	(BB-, B1u)	04/30/26	5.750	873,543
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 04/20/20 @
	103.38)(2)	(BB-, B1)	11/15/22	6.750	506,261
276	Reichhold Industries, Inc., Rule 144A, Senior Secured
	Notes(2),(5),(6),(7),(8)	(NR, NR)	05/01/18	9.000	3,730
575	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes
	(Callable 10/01/21 @ 104.00)(1),(2)	(B-, Caa1)	10/01/26	8.000	550,117
800	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes
	(Callable 10/01/21 @ 103.25)(2),(9)	(B-, Caa1)	10/01/26	6.500	702,240
1,500	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable
	04/15/21 @ 103.25)(1),(2)	(B, B3)	04/15/26	6.500	1,361,362
1,700	Venator Materials LLC, Rule 144A, Company Guaranteed Notes
	(Callable 07/15/20 @ 104.31)(2)	(BB-, B2)	07/15/25	5.750	1,338,750
					10,098,216
Consumer/Commercial/Lease Financing (1.1%)
1,750	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 02/01/23 @ 102.38)(2)	(B+, Ba3)	02/01/28	4.750	1,636,250
Diversified Capital Goods (1.7%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	905,351
500	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25
	@ 100.00)	(BB, Ba3)	12/01/25	6.000	493,748
1,000	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 10/01/23 @ 101.53)(2)	(B+, B2)	10/01/26	6.125	996,457
					2,395,556
Electronics (2.0%)
1,750	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable
	11/10/20 @ 103.47)(2)	(BB, Ba2)	02/10/26	4.625	1,672,213
1,200	Sensata Technologies B.V., Rule 144A, Company Guaranteed
	Notes(2)	(BB+, Ba3)	10/01/25	5.000	1,144,506
					2,816,719
Energy - Exploration & Production (1.6%)
525	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable
	03/31/21 @ 102.94)(2)	(BBB-, Ba1)	03/31/25	5.875	466,000
800	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable
	01/15/23 @ 107.59)	(B+, B3)	01/15/28	10.125	310,000
1,826	Talos Production Finance, Inc., Global Secured Notes (Callable
	05/01/20 @ 105.50)	(NR, NR)	04/03/22	11.000	1,138,541
1,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @
	104.88)(2)	(B+, B3)	11/01/23	9.750	348,705
					2,263,246
Environmental (0.3%)
425	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable
	12/15/22 @ 102.56)(2)	(BB-, Ba3)	12/15/26	5.125	417,563
Forestry & Paper (0.3%)
525	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22
	@ 102.88)(2)	(BB+, Ba1)	07/15/27	5.750	483,765

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (4.1%)
$500	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable
	08/15/21 @ 103.00)	(B+, Caa1)	08/15/26	6.000	$434,271
1,750	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 01/15/23 @ 102.38)(2)	(B+, B1)	01/15/28	4.750	1,532,212
2,293	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes
	(Callable 05/01/20 @ 104.13)(2)	(CCC, Caa3)	03/01/24	8.250	2,014,962
1,469	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable
	05/01/20 @ 105.91)(2)	(B, B3)	02/01/24	7.875	1,250,479
750	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes
	(Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	655,313
					5,887,237
Gas Distribution (1.1%)
250	CNX Resources Corp., Rule 144A, Company Guaranteed Notes
	(Callable 03/14/22 @ 105.44)(2)	(BB-, B3)	03/14/27	7.250	178,371
675	Genesis Energy Finance Corp., Company Guaranteed Notes
	(Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	478,266
750	Genesis Energy Finance Corp., Company Guaranteed Notes
	(Callable 04/30/20 @ 102.81)	(B+, B1)	06/15/24	5.625	531,559
164	Genesis Energy Finance Corp., Company Guaranteed Notes
	(Callable 04/30/20 @ 103.00)	(B+, B1)	05/15/23	6.000	120,392
425	Genesis Energy Finance Corp., Company Guaranteed Notes
	(Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	310,365
					1,618,953
Health Facilities (0.9%)
750	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @
	100.00)	(BB-, Ba2)	09/01/28	5.625	789,187
170	Sabra Health Care LP, Global Company Guaranteed Notes (Callable
	05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	161,106
500	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 04/15/22 @ 105.00)(2)	(CCC, Caa2)	04/15/27	10.000	354,271
					1,304,564
Health Services (1.8%)
925	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/13/20 @ 103.84)(2)	(BB-, Ba2)	10/01/24	5.125	898,402
1,850	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 02/01/23 @ 104.63)(2)	(CCC+, Caa2)	02/01/28	9.250	1,615,511
					2,513,913
Insurance Brokerage (4.4%)
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable
	08/01/22 @ 107.59)(2)	(CCC+, Caa2)	08/01/26	10.125	937,118
2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable
	11/15/20 @ 103.50)(2)	(CCC+, Caa2)	11/15/25	7.000	1,734,940
780	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes
	(Callable 05/15/22 @ 104.00)(2)	(CCC+, Caa2)	05/15/27	8.000	724,263
2,560	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20
	@ 103.44)(2)	(CCC+, Caa2)	07/15/25	6.875	2,540,723
415	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20
	@ 104.00)(2)	(CCC+, Caa2)	07/15/25	8.000	383,354
					6,320,398
Investments & Misc. Financial Services (2.1%)
2,425	Compass Group Diversified Holdings LLC, Rule 144A, Senior
	Unsecured Notes (Callable 05/01/21 @ 104.00)(2)	(B, B2)	05/01/26	8.000	2,348,716
785	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/20
	@ 103.13)(2)	(B-, B2)	03/01/28	6.250	665,288
					3,014,004
Machinery (1.3%)
100	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed
	Notes (Callable 10/01/22 @ 105.50)(2)	(CCC, Caa1)	10/01/27	11.000	86,646

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery
$470	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable
	07/31/22 @ 102.88)(2)	(B+, Ba2)	07/31/27	5.750	$438,470
1,485	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable
	12/15/20 @ 102.44)(2)	(BB-, B1)	12/15/25	4.875	1,399,568
					1,924,684
Media - Diversified (0.4%)
550	National CineMedia LLC, Global Senior Unsecured Notes (Callable
	08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	373,198
250	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable
	04/15/23 @ 102.94)(2)	(B+, Ba3)	04/15/28	5.875	174,636
					547,834
Media Content (1.9%)
980	Diamond Sports Finance Co., Rule 144A, Company Guaranteed
	Notes (Callable 08/15/22 @ 103.31)(1),(2)	(B, B2)	08/15/27	6.625	660,814
615	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes
	(Callable 08/15/22 @ 102.69)(2)	(BB, Ba2)	08/15/26	5.375	503,157
925	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	11/15/28	5.875	993,496
587	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 07/01/24 @ 102.75)(2)	(BB, Ba3)	07/01/29	5.500	601,998
					2,759,465
Metals & Mining - Excluding Steel (3.2%)
1,550	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable
	01/15/21 @ 102.44)(2)	(BB-, Ba3)	01/15/24	4.875	1,431,805
1,500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes
	(Callable 03/01/21 @ 105.16)(2)	(B-, NR)	03/01/26	6.875	1,212,075
620	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes
	(Callable 03/01/23 @ 102.31)(2)	(BB+, Ba3)	03/01/28	4.625	553,691
300	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable
	01/30/25 @ 102.38)(2)	(B+, B2)	01/30/30	4.750	268,687
2,550	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable
	05/01/20 @ 104.38)(2),(8)	(CCC+, Caa1)	06/15/22	8.750	1,169,012
					4,635,270
Oil Field Equipment & Services (0.9%)
1,710	Pioneer Energy Services Corp., Global Company Guaranteed Notes
	(Callable 04/30/20 @ 100.00)(5)	(D, NR)	03/15/22	6.125	25,650
2,500	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes
	(Callable 02/15/21 @ 106.19)(2)	(CCC+, Caa1)	02/15/25	8.250	1,257,500
					1,283,150
Packaging (3.8%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed
	Notes (Callable 04/14/20 @ 104.50)(2)	(B, B3)	02/15/25	6.000	1,060,815
133	Crown Americas Capital Corp. VI, Global Company Guaranteed
	Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	137,421
2,000	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes
	(Callable 05/01/20 @ 103.44)(2)	(CCC+, Caa2)	01/15/25	6.875	1,884,940
2,050	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable
	10/15/20 @ 102.44)(2)	(BB-, Ba3)	10/15/25	4.875	1,946,219
350	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes
	(Callable 08/15/22 @ 102.75)(2)	(B+, B2)	08/15/26	5.500	350,218
					5,379,613
Personal & Household Products (1.7%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes
	(Callable 05/01/20 @ 104.44)(2),(5)	(NR, NR)	03/15/25	8.875	20,250
1,174	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable
	12/31/20 @ 105.06)(1),(2)	(B+, B1)	12/31/25	6.750	1,201,184
1,150	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 04/30/20 @ 103.19)(2)	(B+, B3)	03/01/24	6.375	1,185,943
					2,407,377

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (5.5%)
$500	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 04/01/22 @ 104.63)(2)	(B, B3)	04/01/26	9.250	$531,175
700	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 01/30/25 @ 102.63)(2)	(B, B3)	01/30/30	5.250	667,142
85	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 04/30/20 @ 101.47)(2)	(B, B3)	05/15/23	5.875	84,734
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/30/24 @ 103.63)(2)	(B, B3)	05/30/29	7.250	521,675
250	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 12/15/21 @ 104.50)(2)	(B, B3)	12/15/25	9.000	265,425
1,300	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable
	05/01/20 @ 103.50)(2)	(BB, Ba2)	03/15/24	7.000	1,332,493
1,000	Catalent Pharma Solutions, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 10/15/20 @ 102.44)(2)	(B+, B3)	01/15/26	4.875	978,543
410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes
	(Callable 05/01/20 @ 103.00)(1),(2)	(CCC+, Caa2)	07/15/23	6.000	300,059
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes
	(Callable 05/01/20 @ 103.00)(2)	(CCC+, Caa2)	02/01/25	6.000	344,215
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable
	05/04/20 @ 102.94)(2)	(B+, B1)	10/15/24	5.875	613,434
800	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed
	Notes (Callable 08/01/22 @ 104.13)(2)	(BB-, B1)	08/01/27	5.500	807,560
1,782	Owens & Minor, Inc., Global Senior Secured Notes (Callable
	09/15/24 @ 100.00)(1)	(B-, B3)	12/15/24	4.375	1,441,184
					7,887,639
Real Estate Development & Management (0.5%)
718	Newmark Group, Inc., Global Senior Unsecured Notes (Callable
	10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	731,636
Real Estate Investment Trusts (2.1%)
2,100	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/01/20 @ 102.63)(1),(2)	(BB-, Ba3)	05/01/25	5.250	1,777,135
1,000	iStar, Inc., Senior Unsecured Notes (Callable 05/01/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	930,936
165	Starwood Property Trust, Inc., Global Senior Unsecured Notes
	(Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	152,089
200	Starwood Property Trust, Inc., Global Senior Unsecured Notes
	(Callable 11/01/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	188,760
					3,048,920
Recreation & Travel (5.2%)
1,250	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @
	103.63)(2)	(B, B1)	05/01/25	7.250	1,204,681
1,035	Canada's Wonderland Co., Global Company Guaranteed Notes
	(Callable 04/15/22 @ 102.69)(1)	(B, B2)	04/15/27	5.375	897,311
1,325	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable
	07/15/24 @ 102.63)(2)	(B, B2)	07/15/29	5.250	1,126,979
750	Merlin Entertainments PLC, Rule 144A, Company Guaranteed Notes
	(Callable 03/17/26 @ 100.00)(1),(2)	(B+, Ba3)	06/15/26	5.750	640,157
500	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes
	(Callable 11/15/22 @ 103.31)(2)	(B-, B3)	11/15/27	6.625	362,500
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed
	Notes (Callable 04/15/22 @ 102.75)(1),(2)	(B, B2)	04/15/27	5.500	551,233
1,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed
	Notes (Callable 04/30/20 @ 103.66)(2)	(B, B2)	07/31/24	4.875	981,818
1,915	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes
	(Callable 11/01/22 @ 102.44)(2)	(BB+, B1)	11/01/27	4.875	1,737,862
					7,502,541
Restaurants (2.4%)
120	Golden Nugget, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 10/01/20 @ 104.38)(2)	(CCC+, Caa2)	10/01/25	8.750	62,097
2,100	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable
	04/30/20 @ 103.38)(2)	(CCC+, Caa1)	10/15/24	6.750	1,338,456

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Restaurants
$ 2,075	New Red Finance, Inc., Rule 144A, Secured Notes (Callable
	10/15/20 @ 102.50)(2)	(B+, B2)	10/15/25	5.000	$1,994,583
					3,395,136
Software - Services (6.0%)
610	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22
	@ 102.44)	(BB+, Ba1)	06/01/27	4.875	629,500
937	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/01/20
	@ 100.00), LIBOR 3M + 7.250%(2),(10)	(CCC, Caa2)	06/30/23	8.700	937,066
1,052	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes
	(Callable 06/01/22 @ 102.63)(2)	(BB-, B1)	12/01/27	5.250	1,067,517
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/26/20 @
	100.00)(9)	(CCC+, Caa1)	05/15/22	5.750	916,764
1,175	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 02/01/23 @ 104.13)(2)	(CCC+, Caa1)	02/01/28	8.250	1,044,281
160	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable
	02/01/23 @ 102.44)(2)	(B, B1)	02/01/27	4.875	144,100
2,675	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable
	04/30/20 @ 105.25)(2)	(CCC+, Caa1)	03/01/24	10.500	2,638,232
750	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 03/30/22 @ 104.13)(2)	(B+, B2)	09/30/27	5.500	785,876
375	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 04/30/20 @
	100.79)(2)	(BB-, Ba2)	02/01/23	4.750	363,280
					8,526,616
Specialty Retail (3.0%)
40	Asbury Automotive Group, Inc. Rule 144A, Company Guaranteed
	Notes (Callable 03/01/23 @ 102.25)(2)	(BB, B1)	03/01/28	4.500	34,300
91	Asbury Automotive Group, Inc. Rule 144A, Company Guaranteed
	Notes (Callable 03/01/25 @ 102.375)(2)	(BB, B1)	03/01/30	4.750	78,033
950	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable
	10/30/21 @ 104.25)(2)	(B, B2)	10/30/25	8.500	851,442
1,000	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable
	08/01/20 @ 103.94)(2)	(BB, Ba2)	08/01/25	5.250	878,745
750	Penske Automotive Group, Inc., Company Guaranteed Notes
	(Callable 04/30/20 @ 102.69)	(B+, Ba3)	12/01/24	5.375	624,341
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes
	(Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	917,750
1,650	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable
	05/01/21 @ 105.63)(2)	(NR, B3)	05/01/25	7.500	963,179
					4,347,790
Steel Producers/Products (0.6%)
500	Allegheny Technologies, Inc., Global Senior Unsecured Notes
	(Callable 12/01/22 @ 102.94)	(B, B2)	12/01/27	5.875	417,000
400	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes
	(Callable 04/30/20 @ 104.94)(2)	(B+, B2)	06/15/23	9.875	388,750
					805,750
Support - Services (4.8%)
575	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @
	100.00)	(BB, Ba1)	10/15/27	4.750	435,606
560	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable
	04/13/20 @ 103.84)(2)	(BB-, B1)	04/01/25	5.125	550,903
1,635	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes
	(Callable 07/31/22 @ 103.56)(2)	(B, B2)	07/31/26	7.125	1,370,138
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 06/01/20 @ 103.84)(2)	(B, B3)	06/01/25	5.125	1,410,161
625	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable
	12/15/22 @ 102.31)(2)	(BB, Ba3)	12/15/27	4.625	547,656
1,712	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured
	Notes (Callable 06/01/20 @ 103.38)(2)	(CCC+, Caa1)	06/01/25	6.750	1,579,371
253	United Rentals North America, Inc., Company Guaranteed Notes
	(Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	246,814

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$ 1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(2)	(CCC+, NR)	05/01/25	7.875	$672,652
					6,813,301
Tech Hardware & Equipment (1.9%)
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed
	Notes (Callable 03/15/22 @ 102.50)(2)	(B-, B3)	03/15/27	5.000	459,414
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed
	Notes (Callable 06/15/20 @ 103.00)(2)	(B-, B3)	06/15/25	6.000	807,363
1,325	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable
	03/01/22 @ 104.13)(2)	(B-, B3)	03/01/27	8.250	1,284,521
150	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable
	03/01/22 @ 103.00)(2)	(B+, Ba3)	03/01/26	6.000	150,618
					2,701,916
Telecom - Wireless (0.7%)
950	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable
	02/01/23 @ 102.38)(1)	(BB+, Ba2)	02/01/28	4.750	994,983
Telecom - Wireline Integrated & Services (4.9%)
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable
	05/15/21 @ 103.75)(2)	(B, B2)	05/15/26	7.500	1,218,063
550	Altice France S.A., Rule 144A, Senior Secured Notes (Callable
	05/01/21 @ 103.69)(2)	(B, B2)	05/01/26	7.375	549,010
205	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	203,862
400	Front Range BidCo, Inc., Rule 144A, Senior Unsecured Notes
	(Callable 03/01/23 @ 103.06)(2)	(CCC+, Caa1)	03/01/28	6.125	382,250
90	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @
	103.31)(2)	(B, B3)	06/15/24	6.625	89,887
2,651	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes
	(Callable 05/01/20 @ 105.91)(1),(2)	(CCC, Caa1)	12/31/24	7.875	1,729,777
1,325	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured
	Notes (Callable 10/15/22 @ 103.38)(2)	(B+, B1)	10/15/27	6.750	1,312,479
1,650	QTS Finance Corp., Rule 144A, Company Guaranteed Notes
	(Callable 11/15/20 @ 103.56)(2)	(BB, B1)	11/15/25	4.750	1,606,679
					7,092,007
Theaters & Entertainment (2.9%)
2,055	AMC Entertainment Holdings, Inc., Global Company Guaranteed
	Notes (Callable 05/15/22 @ 103.06)	(CCC+, Caa1)	05/15/27	6.125	868,391
990	AMC Entertainment Holdings, Inc., Global Company Guaranteed
	Notes (Callable 11/15/21 @ 102.94)	(CCC+, Caa1)	11/15/26	5.875	417,748
1,250	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable
	04/30/20 @ 101.63)	(BB, B2)	06/01/23	4.875	943,712
700	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 03/15/21 @ 104.22)(2)	(B+, B1)	03/15/26	5.625	656,980
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 04/06/20 @ 103.66)(2)	(B+, B1)	11/01/24	4.875	940,776
325	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed
	Notes (Callable 10/15/22 @ 103.56)(2)	(B+, B1)	10/15/27	4.750	291,054
					4,118,661
Transport Infrastructure/Services (0.8%)
2,110	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured
	Notes (Callable 05/04/20 @ 100.00)(2)	(B, Caa2)	08/15/22	11.250	1,072,800
TOTAL CORPORATE BONDS (Cost $169,706,846)					144,352,947
BANK LOANS (33.0%)
Advertising (0.2%)
398	Southern Graphics, Inc., LIBOR 3M + 3.250%(10)	(CCC+, B3)	12/31/22	4.700	213,909
725	Southern Graphics, Inc., LIBOR 3M + 7.500%(8),(10)	(CCC-, Caa3)	12/31/23	8.950	77,031
					290,940
Aerospace & Defense (0.6%)
1,043	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	11/28/21	6.742	856,173

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment (1.1%)
$739	Dayco Products LLC, LIBOR 3M + 4.250%(7),(10)	(CCC+, Caa2)	05/19/23	5.863	$554,325
1,165	Jason, Inc., LIBOR 1M + 4.500% (8),(10)	(CCC, Caa3)	06/30/21	5.500	586,439
616	U.S. Farathane LLC, LIBOR 1M + 3.500%(7),(10)	(B+, Caa3)	12/23/21	4.500	412,894
					1,553,658
Building & Construction (0.6%)
337	ACProducts, Inc., LIBOR 3M + 6.500%(10)	(B, B2)	08/18/25	8.192	307,270
751	TRC Companies, Inc., LIBOR 3M + 5.000%(7),(8),(10)	(B, B2)	06/21/24	6.450	611,845
					919,115
Building Materials (1.4%)
1,000	Airxcel, Inc., LIBOR 1M + 8.750%(8),(10)	(CCC, Caa2)	04/27/26	9.739	725,000
1,481	LBM Borrower LLC, LIBOR 3M + 3.750%(10)	(B+, B2)	08/20/22	4.822	1,331,629
					2,056,629
Chemicals (4.7%)
1,493	Ascend Performance Materials Operations LLC, LIBOR 3M +
	5.250%(7),(10)	(BB-, B1)	08/27/26	6.700	1,328,325
492	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M +
	8.000%(8),(10)	(CCC, Caa2)	11/18/24	9.000	385,137
1,639	PMHC II, Inc., LIBOR 1YR + 3.500%(7),(10)	(CCC+, Caa1)	03/31/25	4.500	984,691
1,580	Polar U.S. Borrower LLC, LIBOR 3M + 4.750%(10)	(B, B2)	10/15/25	6.609	1,394,350
1,176	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC, Caa1)	05/22/21	5.000	389,915
1,750	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(8),(10)	(CCC, Caa2)	10/27/25	9.863	1,182,344
1,523	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	5.072	1,027,802
					6,692,564
Diversified Capital Goods (0.7%)
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(7),(8),(10)	(CCC-, Caa3)	01/30/23	9.950	959,775
Electronics (1.8%)
750	CPI International, Inc., LIBOR 1M + 7.250%(8),(10)	(CCC, Caa2)	07/28/25	8.250	641,250
800	EXC Holdings III Corp., LIBOR 3M + 7.500%(8),(10)	(CCC+, Caa2)	12/01/25	9.408	629,500
1,569	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	5.200	1,298,433
					2,569,183
Food - Wholesale (0.7%)
1,151	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	5.239	997,459
Gas Distribution (1.1%)
1,489	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B1)	11/01/24	4.950	885,806
1,237	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(10)	(B+, B2)	09/27/24	5.000	709,670
					1,595,476
Health Facility (0.3%)
489	Western Dental Services, Inc., LIBOR 3M + 5.250%(7),(10)	(CCC+, B3)	06/30/23	6.700	483,828
Health Services (2.0%)
1,936	Athenahealth, Inc., LIBOR 3M + 4.500%(7),(10)	(B, B2)	02/11/26	5.284	1,821,720
598	Carestream Health, Inc., LIBOR 3M + 6.250%(10)	(B-, B1)	02/28/21	7.322	550,499
599	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(10)	(B, B2)	12/11/26	5.500	528,739
					2,900,958
Insurance Brokerage (1.7%)
1,945	Acrisure, LLC, LIBOR 3M + 3.500%(10)	(B, B2)	02/15/27	5.207	1,740,976
838	Alera Group Holdings, Inc., LIBOR 6M + 4.000%(7),(10)	(B, B2)	08/01/25	5.072	737,329
					2,478,305
Investments & Misc. Financial Services (1.3%)
998	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.989	739,907
859	Ditech Holding Corp., Prime + 7.000%(5),(10)	(NR, NR)	06/30/22	11.750	339,893
865	Duff & Phelps Corp.	(CCC, Caa2)	02/21/28	9.000	752,885
					1,832,685

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Life Insurance (0.7%)
$ 1,090	Vida Capital, Inc., LIBOR 3M + 6.000%(7),(10)	(B, B2)	10/01/26	7.777	$1,017,500
Machinery (1.8%)
498	Granite Holdings U.S. Acquisition Co., LIBOR 6M + 5.250%(7),(10)	(CCC+, B1)	09/30/26	6.322	360,687
798	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(10)	(CCC, Caa3)	09/06/26	7.739	432,659
448	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(CCC+, B3)	09/06/25	4.489	336,729
650	MW Industries, Inc., LIBOR 3M + 8.000%(7),(8),(10)	(CCC, Caa2)	09/29/25	9.450	471,250
1,125	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(7),(8),(10)	(B-, Caa2)	09/30/24	10.072	990,000
					2,591,325
Medical Products (1.1%)
879	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(10)	(CCC+, B3)	06/15/23	6.060	673,499
992	Maravai Intermediate Holdings LLC, LIBOR 3M + 4.250%(7),(10)	(B-, B2)	08/01/25	5.750	868,388
					1,541,887
Metals & Mining - Excluding Steel (1.0%)
1,641	GrafTech Finance, Inc., LIBOR 1M + 3.500%(7),(10)	(BB-, B1)	02/12/25	4.500	1,436,084
Packaging (0.2%)
540	Strategic Materials, Inc., LIBOR 3M + 7.750%(7),(8),(10)	(CCC-, C)	10/27/25	9.513	329,400
Personal & Household Products (0.6%)
1,950	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(10)	(CC, Ca)	11/08/24	9.000	463,125
487	TricorBraun Holdings, Inc., Prime + 2.750%(10)	(B-, B2)	11/30/23	5.200	410,646
					873,771
Pharmaceuticals (0.7%)
1,235	Akorn, Inc., LIBOR 1W + 13.750%(10)	(CCC-, Caa3)	04/16/21	15.375	961,102
Recreation	& Travel (1.9%)
1,613	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(8),(10)	(CCC, Caa3)	09/04/26	8.822	1,210,096
998	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B, B3)	09/05/25	4.822	824,658
1,032	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC+, B3)	04/27/25	5.950	618,920
					2,653,674
Software - Services (2.3%)
175	Almonde, Inc., LIBOR 3M + 3.500%(10)	(B-, B2)	06/13/24	5.277	150,822
2,003	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC, Caa2)	06/13/25	9.027	1,538,593
500	Aston FinCo Sarl, LIBOR 3M + 4.250%(10)	(B-, B2)	10/09/26	6.128	448,750
500	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.989	458,750
305	LDiscovery LLC, LIBOR 3M + 5.875%(7),(10)	(B, B2)	12/09/22	7.775	262,111
486	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(10)	(B, B2)	07/07/23	5.700	428,743
					3,287,769
Specialty Retail (1.0%)
750	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC, Caa2)	10/03/25	8.500	543,750
1,000	Sally Holdings LLC	(BB+, Ba1)	07/05/24	4.500	877,500
					1,421,250
Support - Services (1.3%)
742	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.450	598,751
931	Nuvei Technologies Corp., LIBOR 1M + 5.000%(7),(10)	(B-, B2)	09/29/25	6.000	847,017
650	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(7),(8),(10)	(CCC+, Caa2)	08/25/25	9.671	471,250
					1,917,018
Telecom - Wireline Integrated & Services (0.5%)
875	TVC Albany, Inc., LIBOR 1M + 7.500%(7),(8),(10)	(CCC, Caa2)	07/23/26	8.490	743,750
Theaters &	Entertainment (1.7%)
1,330	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(7),(10)	(B-, B3)	07/03/26	5.500	1,157,345
1,602	William Morris Endeavor Entertainment LLC, LIBOR 3M + 2.750%(10)	(B, B2)	05/18/25	4.037	1,285,802
					2,443,147
TOTAL BANK LOANS (Cost $59,828,331)					47,404,425

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (2.4%)
Collateralized Debt Obligations (2.4%)
$ 1,000	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A,
	LIBOR 3M + 7.550%(2),(10)	(BB-, NR)	01/20/32	9.291	$645,847
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M +
	6.350%(2),(10)	(BB-, NR)	01/17/33	8.012	567,558
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750%(2),(10)	(NR, Ba3)	01/20/29	8.569	666,557
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(2),(10)	(BB-, NR)	10/20/32	9.148	692,889
1,000	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A,
	LIBOR 3M + 3.060%(2),(10)	(NR, Baa3)	07/15/28	4.891	841,696
TOTAL ASSET BACKED SECURITIES (Cost $4,930,053)					3,414,547
Number of
Shares
COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.7%)
46,071	UCI International, Inc.(6),(7),(8),(11)				1,036,598
Building & Construction (0.0%)
5	White Forest Resources, Inc.(6),(7),(8),(11)				—
Chemicals (0.1%)
2,794	Project Investor Holdings LLC(6),(7),(8),(11)				28
46,574	Proppants Holdings LLC(6),(7),(8),(11)				129,941
					129,969
Energy - Exploration & Production (0.1%)
17,390	Independence Contract Drilling, Inc.(11)				24,346
12,239	Talos Energy, Inc.(11)				70,374
					94,720
Support - Services (0.0%)
800	LTR Holdings LLC(6),(7),(8)				40,448
433	Sprint Industrial Holdings LLC, Class G(6),(7),(8),(11)				—
39	Sprint Industrial Holdings LLC, Class H(6),(7),(8),(11)				—
96	Sprint Industrial Holdings LLC, Class I(6),(7),(8),(11)				1
					40,449
Theaters & Entertainment (0.0%)
22	NEG Holdings LLC, Litigation Trust Units(6),(7),(8),(11)				—
TOTAL COMMON STOCKS (Cost $2,843,136)					1,301,736
WARRANT (0.0%)
Chemicals (0.0%)
11,643	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(11) (Cost $6,054)				—
SHORT-TERM INVESTMENTS (6.5%)
9,282,853	State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(12) (Cost $9,282,853)				9,282,853
TOTAL INVESTMENTS AT VALUE (143.5%) (Cost $246,597,273)					205,756,508
LIABILITIES IN EXCESS OF OTHER ASSETS (-43.5%)					(62,362,325)
NET ASSETS (100.0%)					$143,394,183
INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate NR = Not Rated

Sarl - société à responsabilité limitée

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

March 31, 2020 (unaudited)

†Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)Security or portion thereof is out on loan.

(2)Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $126,082,384 or 87.9% of net assets.

(3)This security is denominated in British Pound.

(4)PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)Bond is currently in default.

(6)Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(7)Security is valued using significant unobservable inputs.

(8)Illiquid security (unaudited).

(9)This security is denominated in Euro.

(10)Variable rate obligation - The interest rate shown is the rate in effect as of March 31, 2020.

(11)Non-income producing security.

(12)Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at March 31, 2020.

Forward Foreign Currency Contracts
Forward			Forward					Net Unrealized
Currency to be		Currency to be		Expiration		Value on	Current	Appreciation
Purchased (Local)			Sold (Local)	Date	Counterparty	Settlement Date	Value/Notional	(Depreciation)
EUR	292,826	USD	325,731	10/13/20	Deutsche Bank AG	$325,731	$323,385	$(2,346)
GBP	36,818	USD	44,949	10/13/20	Deutsche Bank AG	44,949	45,745	796
GBP	43,871	USD	54,312	10/13/20	Barclays Bank PLC	54,312	54,509	197
USD	1,951,639	EUR	1,736,952	10/13/20	Morgan Stanley	(1,951,639)	(1,918,214)	33,425
USD	84,255	EUR	75,212	10/13/20	Deutsche Bank AG	(84,255)	(83,061)	1,194
USD	665,333	GBP	538,587	10/13/20	Morgan Stanley	(665,333)	(669,186)	(3,853)
USD	14,424	GBP	10,946	10/13/20	Barclays Bank PLC	(14,424)	(13,600)	824
USD	18,437	GBP	14,876	10/13/20	Deutsche Bank AG	(18,437)	(18,483)	(46)
								$30,191

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Directors (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America ("GAAP") established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•Level 1—quoted prices in active markets for identical investments

•Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$144,349,217	$3,730	$144,352,947
Bank Loans	—	30,011,161	17,393,264	47,404,425
Asset Backed Securities	—	3,414,547	—	3,414,547
Common Stocks	94,720	—	1,207,016	1,301,736
Warrant	—	—	0(1)	0(1)
Short-term Investment	—	9,282,853	—	9,282,853
	$94,720	$187,057,778	$18,604,010	$205,756,508
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$36,436	$—	$36,436
Liabilities		Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$	— $	6,245	$	— $	6,245

(1)Includes zero valued securities.

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of March 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate	Bank	Common
	Bonds	Loans	Stocks	Warrant		Total
Balance as of December 31, 2019	$3,730	$14,127,238	$1,648,703	$0	(1)	$15,779,671

Accrued discounts (premiums)	-	13,065	-	-		13,065

Purchases	-	4,978,573	-	-		4,978,573

Sales	-	(34,775)	-	-		(34,775)

Realized gain (loss)	-	637	-	-		637

Change in unrealized appreciation (depreciation)	-	(2,896,836)	(441,687)	-		(3,338,523)

Transfers into Level 3	-	6,947,649	-	-		6,947,649

Transfers out of Level 3	-	(5,742,287)	-	-		(5,742,287)

Balance as of March 31, 2020	$3,730	$17,393,264	$1,207,016	$0	(1)	$18,604,010

Net change in unrealized appreciation (depreciation)

from investments still held as of March 31, 2020	$-	$(1,507,673)	$(441,687)	$-		$(1,949,360)

__________

(1)Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation		Range
Asset Class	At 03/31/2020	Techniques	Unobservable Input	(Weighted Average)*
Corporate Bonds	$3,730	Income Approach	Expected remaining distribution	$0.01 (N/A)
Bank Loans	$17,393,264	Vendor Pricing	Single Broker Quote	$0.60 - $0.99 ($0.85)
Common Stocks	$1,036,598	Vendor Pricing	Single Broker Quote	$22.50 (N/A)
	$170,417	Market Approach	EBITDA Multiples	1.8 - 10.0 (8.7)
	$1	Income Approach	Expected remaining distribution	$0.00 - $0.01 ($0.01)
Warrant	$0	Market Approach	EBITDA Multiples	6.8 (N/A)

* weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended March 31, 2020, $6,947,649 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,742,287 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.